HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated July 11, 2013 to your Prospectus

1. FUND OBJECTIVE CHANGE

IVY GLOBAL NATURAL RESOURCES FUND - CLASS Y

The investment objective for the Ivy Global Natural Resources Fund Sub-Account is hereby deleted and replaced with:

Seeks capital growth and appreciation.

2. SUB-ADVISER DELETION

IVY GLOBAL NATURAL RESOURCES FUND - CLASS Y

Effective July 2, 2013, Mackenzie Financial Corporation no longer serves as sub-adviser to the Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.